Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Before Income Tax [Table Text Block]
Income (loss) before income taxes comprises the following:

	Year ended December 31,
(in thousands of U.S. dollars)	2011	2012	2013

France	(8,582)	(14,216)	(231)
United States	-	6,286	(53,864)
Total	$(8,582)	$(7,930)	$(54,095)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income tax benefit (provision) computed at the French statutory rate (33.33%) and the US statutory rate (40%) to the income tax benefit is as follows:

	Year ended December 31,
(in thousands of U.S. dollars)	2011	2012	2013

Income tax benefit (provision) computed at the statutory rate (US & France)	2,860	2,224	21,623
Deferred Tax Allowance	(2,860)	(4,738)	(711)
Business Tax	(192)	(56)	(150)
Non Taxable remeasurement of fair value accounting	-	7,303	(9,592)
Temporary differences	-	(31)	-
Total	$(192)	$4,702	$11,170

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company's deferred taxes consist of the following:

		December 31,
(In thousands of U.S. dollars)	2011	2012	2013

Deferred income tax assets:
Net taxable operating loss carry-forwards (not utilized)	53,230	65,657	81,769
Other deferred income tax assets	4,133	3,656	1,898
Valuation allowance for french activities	(57,105)	(64,356)	(69,939)
Net deferred income tax assets	258	4,957	13,728
Deferred income tax liabilities	(258)	(19,087)	(16,534)
Deferred income taxes, net	-	(14,130)	2,806

Schedule Of Income Tax Payments Table [Table Text Block]
The scheduled payments are shown in the following table

(In thousands of U.S. dollars)	December 31,
2014	14,139
Total current portion	14,139
2015	6,411
2016	-
Total long term portion	6,411
Total	20,550